Leasehold Improvement and Equipment, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 19,502	$ 37,247
Impairment of leasehold improvements and equipment